UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,102.20	$ 3.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.34	$ 3.63

* Expenses are equal to the Fund's annualized expense ratio of .72%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	6.2	5.6
Mastercard, Inc. Class A	3.2	1.0
Nintendo Co. Ltd.	3.2	2.4
Juniper Networks, Inc.	3.1	1.9
Infrasource Services, Inc.	2.6	1.3
PMC-Sierra, Inc.	2.6	2.3
Marvell Technology Group Ltd.	2.5	2.4
Broadcom Corp. Class A	2.5	2.7
NuVasive, Inc.	2.3	1.9
Quanta Services, Inc.	2.2	1.5
	30.4
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	34.5
Health Care	28.6	29.3
Industrials	11.3	9.2
Financials	10.2	3.1
Energy	6.6	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 98.6%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	16.9%	** Foreign investments	20.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc. (a)	902,070	$ 20,071
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd.	245,500	19,178
Tyson Foods, Inc. Class A	915,108	20,398
Wilmar International Ltd.	12,103,000	27,222
		66,798
ENERGY - 6.6%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	517,500	39,123
Oil, Gas & Consumable Fuels - 5.6%
Denbury Resources, Inc. (a)	1,129,302	40,948
Quicksilver Resources, Inc. (a)	878,140	39,068
Range Resources Corp.	1,279,200	49,556
Valero Energy Corp.	535,200	39,937
Williams Companies, Inc.	1,277,000	40,558
		210,067
TOTAL ENERGY		249,190
FINANCIALS - 10.2%
Capital Markets - 5.4%
Fortress Investment Group LLC (d)	622,990	16,696
Greenhill & Co., Inc. (d)	539,400	38,837
Indiabulls Financial Services Ltd.	5,355,443	70,526
T. Rowe Price Group, Inc.	1,513,137	77,700
		203,759
Commercial Banks - 1.0%
Commerce Bancorp, Inc.	1,105,456	38,160
Diversified Financial Services - 1.8%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	78,600	41,737
JSE Ltd.	1,044,996	12,219
MarketAxess Holdings, Inc. (a)	683,119	12,071
		66,027
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.0%
Dev Property Development PLC (e)	13,537,800	$ 23,454
Indiabulls Real Estate Ltd. (a)	5,453,255	51,926
		75,380
TOTAL FINANCIALS		383,326
HEALTH CARE - 28.6%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	2,513,519	41,222
Amylin Pharmaceuticals, Inc. (a)(d)	843,058	38,991
CytRx Corp. (a)(d)(e)	6,155,872	25,855
CytRx Corp. (a)(e)(f)	228,330	863
Omrix Biopharmaceuticals, Inc.	651,991	21,855
ONYX Pharmaceuticals, Inc. (a)(d)	687,600	20,573
		149,359
Health Care Equipment & Supplies - 19.0%
ArthroCare Corp. (a)	758,588	33,431
Conceptus, Inc. (a)(d)	1,269,609	23,589
Cyberonics, Inc. (a)(d)(e)	2,577,800	48,411
Cytyc Corp. (a)	883,500	37,354
Hologic, Inc. (a)(d)	1,403,400	75,910
Intuitive Surgical, Inc. (a)(d)	142,435	19,603
Kyphon, Inc. (a)	1,360,726	64,621
NeuroMetrix, Inc. (a)(d)(e)	1,260,550	11,358
Northstar Neuroscience, Inc. (e)	1,875,657	25,040
NuVasive, Inc. (a)(e)	3,370,950	87,510
Respironics, Inc. (a)	895,500	39,536
Somanetics Corp. (a)(d)	387,354	7,096
St. Jude Medical, Inc. (a)	5,433,200	231,942
Varian Medical Systems, Inc. (a)	236,800	9,543
		714,944
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)(d)	785,700	19,297
Eclipsys Corp. (a)	1,927,143	39,275
Merge Technologies, Inc. (a)(d)(e)	3,217,351	22,264
		80,836
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.0%
Advanced Magnetics, Inc. (a)(d)	613,620	$ 38,701
Ventana Medical Systems, Inc. (a)	728,918	37,510
		76,211
Pharmaceuticals - 1.5%
Collagenex Pharmaceuticals, Inc. (a)(d)(e)	1,828,241	19,361
Medicis Pharmaceutical Corp. Class A	1,179,000	38,907
		58,268
TOTAL HEALTH CARE		1,079,618
INDUSTRIALS - 11.3%
Air Freight & Logistics - 1.0%
Panalpina Welttransport Holding AG (d)	192,024	37,552
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.	397,500	18,679
CoStar Group, Inc. (a)	493,496	26,777
		45,456
Construction & Engineering - 5.9%
Granite Construction, Inc.	597,400	40,916
Infrasource Services, Inc. (a)(e)	2,768,529	100,221
Quanta Services, Inc. (a)(d)	2,735,895	82,104
		223,241
Electrical Equipment - 1.6%
Neo-Neon Holdings Ltd.	10,964,000	19,208
Prysmian SpA (a)	1,613,000	40,566
		59,774
Machinery - 0.5%
Bucyrus International, Inc. Class A	276,500	19,618
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	871,658	19,996
Road & Rail - 0.6%
Guangshen Railway Co. Ltd. (H Shares)	25,342,000	21,095
TOTAL INDUSTRIALS		426,732
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 6.4%
Adtran, Inc.	1,852,058	50,117
Comverse Technology, Inc. (a)	1,614,493	37,004
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	4,723,500	$ 115,301
Polycom, Inc. (a)	1,200,400	38,077
		240,499
Computers & Peripherals - 0.9%
Sun Microsystems, Inc. (a)	7,131,800	36,372
Internet Software & Services - 3.1%
Omniture, Inc. (d)	711,561	12,459
SAVVIS, Inc. (a)(d)	883,500	44,343
ValueClick, Inc. (a)	1,876,800	58,800
		115,602
IT Services - 4.2%
BearingPoint, Inc. (a)	245,400	1,814
Mastercard, Inc. Class A (d)	804,659	120,337
Unisys Corp. (a)	4,518,600	37,595
		159,746
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc. (a)(d)	5,699,653	81,334
Altera Corp.	1,591,100	36,293
Broadcom Corp. Class A (a)	3,115,600	95,213
Hittite Microwave Corp. (a)	466,528	18,964
Integrated Device Technology, Inc. (a)	1,289,300	19,352
Marvell Technology Group Ltd. (a)	6,116,930	96,158
PMC-Sierra, Inc. (a)(d)(e)	12,666,629	97,660
Xilinx, Inc.	1,350,000	38,448
		483,422
Software - 6.1%
Electronic Arts, Inc. (a)	765,900	37,430
Financial Technology (India) Ltd.	518,427	28,796
Nintendo Co. Ltd.	343,400	119,915
Quality Systems, Inc.	686,095	28,096
Synchronoss Technologies, Inc.	613,456	16,594
		230,831
TOTAL INFORMATION TECHNOLOGY		1,266,472
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.0%
Chemicals - 1.0%
Agrium, Inc.	488,400	$ 18,838
Monsanto Co.	328,354	20,227
		39,065
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Level 3 Communications, Inc. (a)(d)	6,899,800	40,157
Qwest Communications International, Inc. (a)	3,774,510	38,840
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,991,533	38,556
		117,553
UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 1.0%
Ocean Power Technologies, Inc. (a)(e)	753,590	11,183
Renewable Energy Corp. AS (d)	781,050	24,736
		35,919
Multi-Utilities - 1.0%
Sempra Energy	589,000	36,117
TOTAL UTILITIES		72,036
TOTAL COMMON STOCKS (Cost $3,458,079)		3,720,861
Money Market Funds - 7.9%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $296,837)	296,836,904	296,837
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $3,754,916)		4,017,698
NET OTHER ASSETS - (6.5)%		(246,366)
NET ASSETS - 100%		$ 3,771,332
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $863,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CytRx Corp.	4/18/07	$ 982
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 793
Fidelity Securities Lending Cash Central Fund	776
Total	$ 1,569
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 52,291	$ 1,509	$ -	$ -	$ 41,222
Bankrate, Inc.	46,725	-	47,277	-	-
Collagenex Pharmaceuticals, Inc.	-	24,399	-	-	19,361
Cyberonics, Inc.	61,156	1,529	-	-	48,411
CytRx Corp.	-	24,243	-	-	25,855
CytRx Corp. (restricted)	-	982	-	-	863
Dev Property Development PLC	-	29,390	-	-	23,454
Infrasource Services, Inc.	51,700	9,419	-	-	100,221
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Merge Technologies, Inc.	$ 17,566	$ 1,945	$ -	$ -	$ 22,264
NeuroMetrix, Inc.	17,964	2,614	-	-	11,358
Northstar Neuroscience, Inc.	16,462	6,253	-	-	25,040
NuVasive, Inc.	75,259	2,419	-	-	87,510
Ocean Power Technologies, Inc.	-	14,874	-	-	11,183
PMC-Sierra, Inc.	88,507	7,332	-	-	97,660
Somanetics Corp.	19,217	392	11,937	-	-
Total	$ 446,847	$ 127,300	$ 59,214	$ -	$ 514,402
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.1%
India	4.1%
Japan	3.2%
Bermuda	3.0%
Italy	1.1%
Switzerland	1.0%
Others (individually less than 1%)	4.5%
100.0%
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $11,634,388,000 of which $6,506,908,000, $3,237,199,000 and $1,890,281,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $289,036) - See accompanying schedule: Unaffiliated issuers (cost $2,886,157)	$ 3,206,459
Fidelity Central Funds (cost $296,837)	296,837
Other affiliated issuers (cost $571,922)	514,402
Total Investments (cost $3,754,916)		$ 4,017,698
Cash		2
Receivable for investments sold		88,299
Receivable for fund shares sold		2,359
Dividends receivable		2,794
Distributions receivable from Fidelity Central Funds		216
Prepaid expenses		10
Other receivables		117
Total assets		4,111,495

Liabilities
Payable for investments purchased	$ 27,726
Payable for fund shares redeemed	6,840
Accrued management fee	1,196
Other affiliated payables	1,017
Other payables and accrued expenses	6,547
Collateral on securities loaned, at value	296,837
Total liabilities		340,163

Net Assets		$ 3,771,332
Net Assets consist of:
Paid in capital		$ 14,883,817
Accumulated net investment loss		(2,259)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,366,586)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		256,360
Net Assets, for 173,955 shares outstanding		$ 3,771,332
Net Asset Value, offering price and redemption price per share ($3,771,332 ÷ 173,955 shares)		$ 21.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 9,326
Interest		71
Income from Fidelity Central Funds (including $776 from security lending)		1,569
Total income		10,966

Expenses
Management fee Basic fee	$ 11,387
Performance adjustment	(4,381)
Transfer agent fees	5,581
Accounting and security lending fees	539
Custodian fees and expenses	136
Independent trustees' compensation	6
Registration fees	22
Audit	47
Legal	23
Interest	10
Miscellaneous	19
Total expenses before reductions	13,389
Expense reductions	(274)	13,115
Net investment income (loss)		(2,149)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16)	300,010
Other affiliated issuers	(7,033)
Foreign currency transactions	(124)
Total net realized gain (loss)		292,853
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,702)	68,654
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		68,591
Net gain (loss)		361,444
Net increase (decrease) in net assets resulting from operations		$ 359,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,149)	$ (665)
Net realized gain (loss)	292,853	461,218
Change in net unrealized appreciation (depreciation)	68,591	(1,249)
Net increase (decrease) in net assets resulting from operations	359,295	459,304
Distributions to shareholders from net realized gain	(1,876)	-
Share transactions Proceeds from sales of shares	224,608	427,318
Reinvestment of distributions	1,853	-
Cost of shares redeemed	(670,856)	(1,363,387)
Net increase (decrease) in net assets resulting from share transactions	(444,395)	(936,069)
Redemption fees	199	393
Total increase (decrease) in net assets	(86,777)	(476,372)

Net Assets
Beginning of period	3,858,109	4,334,481
End of period (including accumulated net investment loss of $2,259 and accumulated net investment loss of $110, respectively)	$ 3,771,332	$ 3,858,109
Other Information Shares
Sold	11,187	23,633
Issued in reinvestment of distributions	93	-
Redeemed	(33,401)	(75,534)
Net increase (decrease)	(22,121)	(51,901)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.68	$ 17.48	$ 15.95	$ 14.65	$ 12.17	$ 18.99
Income from Investment Operations
Net investment income (loss) D	(.01)	- G, J	(.02) H	(.05)	(.01)	(.05)
Net realized and unrealized gain (loss)	2.02	2.20	1.55	1.35	2.49	(6.77)
Total from investment operations	2.01	2.20	1.53	1.30	2.48	(6.82)
Distributions from net realized gain	(.01)	-	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.68	$ 19.68	$ 17.48	$ 15.95	$ 14.65	$ 12.17
Total Return B, C	10.22%	12.59%	9.59%	8.87%	20.38%	(35.91)%
Ratios to Average Net Assets E, I
Expenses before reductions	.72% A	.77%	.79%	.83%	.68%	.65%
Expenses net of fee waivers, if any	.72% A	.77%	.79%	.83%	.68%	.65%
Expenses net of all reductions	.70% A	.75%	.70%	.78%	.59%	.55%
Net investment income (loss)	(.12)% A	(.02)% G	(.12)% H	(.36)%	(.05)%	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,771	$ 3,858	$ 4,334	$ 4,971	$ 5,233	$ 4,495
Portfolio turnover rate F	154% A	155%	192%	84%	176%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Aggressive Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 545,734
Unrealized depreciation	(301,213)
Net unrealized appreciation (depreciation)	$ 244,521
Cost for federal income tax purposes	$ 3,773,177

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,839,363 and $3,313,214, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,043	5.41%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $776.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $153, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business

Semiannual Report

10. Other - continued

entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FEG-USAN-0707
1.786808.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,093.00	$ 4.96
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.19	$ 4.78

* Expenses are equal to the Fund's annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Celgene Corp.	5.6	5.8
Google, Inc. Class A (sub. vtg.)	5.6	5.8
Nintendo Co. Ltd.	5.4	2.6
Elan Corp. PLC sponsored ADR	2.6	1.9
Apple, Inc.	2.1	2.6
Monsanto Co.	2.0	1.8
Wal-Mart Stores, Inc.	1.7	1.7
General Electric Co.	1.7	1.7
Ameriprise Financial, Inc.	1.7	1.6
Salesforce.com, Inc.	1.7	1.5
	30.1
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	33.9
Health Care	28.9	28.7
Consumer Staples	8.6	9.1
Industrials	6.6	8.7
Energy	6.5	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.6%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	13.3%	** Foreign investments	9.5%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	65,000	$ 3,286
Starbucks Corp. (a)	2,343,400	67,513
The Cheesecake Factory, Inc. (a)(d)	145,977	4,119
		74,918
Household Durables - 0.1%
LG Electronics, Inc.	350,000	26,407
Tupperware Brands Corp.	50,000	1,446
		27,853
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,040,000	71,906
Liberty Media Holding Corp. - Interactive Series A (a)	63,831	1,547
Shutterfly, Inc.	21,300	399
Stamps.com, Inc. (a)	518,925	7,083
		80,935
Leisure Equipment & Products - 0.4%
Callaway Golf Co. (e)	7,314,862	132,911
Media - 1.2%
CBS Corp. Class B	1,115,988	37,118
Comcast Corp. Class A	1,872,500	51,325
Liberty Global, Inc. Class A (a)	42,766	1,642
Liberty Media Holding Corp. - Capital Series A (a)	52,766	5,957
National CineMedia, Inc.	1,091,400	31,159
News Corp. Class A	4,705,000	103,933
The Walt Disney Co.	84,500	2,995
Time Warner, Inc.	2,801,950	59,878
TiVo, Inc. (a)(d)(e)	9,735,049	60,844
Viacom, Inc. Class B (non-vtg.) (a)	420,988	18,911
		373,762
Multiline Retail - 0.9%
Federated Department Stores, Inc.	300,000	11,979
Kohl's Corp. (a)	1,415,000	106,578
Target Corp.	2,700,000	168,561
		287,118
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	349,200	14,198
Best Buy Co., Inc.	297,500	14,366
Gamestop Corp. Class A (a)	41,300	1,527
Gap, Inc.	1,682,825	31,166
Home Depot, Inc.	6,251,150	242,982
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	3,140,800	$ 103,081
Staples, Inc.	4,520,602	113,286
		520,606
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	562,200	28,875
Geox Spa	2,285,000	41,282
Hanesbrands, Inc. (a)	2,075,000	54,158
NIKE, Inc. Class B	554,000	31,440
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	878,017	41,996
		197,751
TOTAL CONSUMER DISCRETIONARY		1,695,854
CONSUMER STAPLES - 8.6%
Beverages - 2.3%
PepsiCo, Inc.	5,266,640	359,870
The Coca-Cola Co.	7,322,500	388,019
		747,889
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	875,800	49,456
CVS Caremark Corp.	3,012,780	116,113
Sysco Corp.	478,200	15,838
Wal-Mart Stores, Inc.	11,380,300	541,702
Walgreen Co.	2,595,000	117,112
Whole Foods Market, Inc. (d)	1,035,000	42,539
		882,760
Food Products - 1.5%
Archer-Daniels-Midland Co.	5,000	175
Campbell Soup Co.	3,450,000	136,965
Dean Foods Co.	251,280	8,232
General Mills, Inc.	237,800	14,563
Groupe Danone (d)	435,000	68,148
Hershey Co.	320,000	16,867
Kellogg Co.	1,790,000	96,624
Kraft Foods, Inc. Class A	1,296,065	43,859
McCormick & Co., Inc. (non-vtg.)	575,000	21,442
Smithfield Foods, Inc. (a)	730,000	23,462
Wm. Wrigley Jr. Co. (d)	895,000	52,447
		482,784
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.3%
Clorox Co.	385,000	$ 25,849
Colgate-Palmolive Co.	1,810,000	121,198
Kimberly-Clark Corp.	266,600	18,918
Procter & Gamble Co.	4,099,483	260,522
		426,487
Personal Products - 0.2%
Avon Products, Inc.	1,440,000	55,282
Tobacco - 0.6%
Altria Group, Inc.	2,595,380	184,532
TOTAL CONSUMER STAPLES		2,779,734
ENERGY - 6.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	2,462,400	203,099
Diamond Offshore Drilling, Inc.	827,900	78,129
Schlumberger Ltd. (NY Shares)	2,389,000	186,031
Weatherford International Ltd. (a)	5,265,240	286,113
		753,372
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	1,015,000	50,395
Apache Corp.	715,000	57,736
Cameco Corp.	2,125,000	110,140
ConocoPhillips	453,810	35,139
CONSOL Energy, Inc.	1,440,000	69,970
Devon Energy Corp.	3,390,000	260,284
EnCana Corp.	3,935,000	241,042
EOG Resources, Inc.	1,720,000	132,268
Hess Corp.	5,370,000	318,011
Noble Energy, Inc.	850,000	53,797
Valero Energy Corp.	275,000	20,521
		1,349,303
TOTAL ENERGY		2,102,675
FINANCIALS - 4.3%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	8,615,809	541,504
Charles Schwab Corp.	5,651,475	126,989
Franklin Resources, Inc.	255,000	34,614
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	20,000	$ 4,616
State Street Corp.	510,000	34,818
		742,541
Commercial Banks - 0.7%
Commerce Bancorp, Inc. (d)	1,420,000	49,018
Synovus Financial Corp.	1,261,900	41,718
Wells Fargo & Co.	3,890,000	140,390
		231,126
Consumer Finance - 0.3%
American Express Co.	1,342,548	87,239
Diversified Financial Services - 0.6%
Bank of America Corp.	1,480,000	75,051
Citigroup, Inc.	1,925,197	104,904
		179,955
Insurance - 0.4%
American International Group, Inc.	1,363,750	98,654
Prudential Financial, Inc.	233,000	23,771
		122,425
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	189,300	12,100
TOTAL FINANCIALS		1,375,386
HEALTH CARE - 28.8%
Biotechnology - 14.0%
Acadia Pharmaceuticals, Inc. (a)(e)	3,457,487	44,221
Affymax, Inc. (d)(e)	1,121,314	36,880
Alexion Pharmaceuticals, Inc. (a)(d)(e)	3,641,681	176,876
Alkermes, Inc. (a)(e)	10,057,861	161,529
Amgen, Inc. (a)	1,502,605	84,642
Amylin Pharmaceuticals, Inc. (a)(d)(e)	10,383,916	480,256
Array Biopharma, Inc. (a)(e)	4,694,000	58,346
Biogen Idec, Inc. (a)	244,164	12,750
BioMarin Pharmaceutical, Inc. (a)(d)(e)	5,610,793	100,097
Celgene Corp. (a)(e)	29,446,744	1,803,304
CuraGen Corp. (a)	1,515,000	4,106
CV Therapeutics, Inc. (a)(d)(e)	5,932,600	62,530
Genentech, Inc. (a)	865,800	69,065
Genzyme Corp. (a)	215,000	13,872
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	850,000	$ 70,355
GTx, Inc. (a)(e)	2,296,397	45,836
Human Genome Sciences, Inc. (a)(d)(e)	10,564,010	111,873
Immunomedics, Inc. (a)(e)	4,987,700	26,584
InterMune, Inc. (a)(d)(e)	2,400,000	63,816
Medarex, Inc. (a)	3,364,720	53,802
Millennium Pharmaceuticals, Inc. (a)	185,000	2,011
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,231,000	42,261
Myriad Genetics, Inc. (a)(e)	3,994,248	152,061
ONYX Pharmaceuticals, Inc. (a)(d)	1,805,000	54,006
OREXIGEN Therapeutics, Inc.	1,060,700	18,987
PDL BioPharma, Inc. (a)	4,100,450	112,803
Regeneron Pharmaceuticals, Inc. (a)(e)	6,275,300	140,818
Rigel Pharmaceuticals, Inc. (a)(e)	3,015,000	29,366
Seattle Genetics, Inc. (a)(d)(e)	5,308,936	55,850
Sunesis Pharmaceuticals, Inc. (a)(e)	2,986,200	12,811
Transition Therapeutics, Inc. (a)(e)	18,435,900	27,409
Trubion Pharmaceuticals, Inc. (d)(e)	930,000	17,233
Vertex Pharmaceuticals, Inc. (a)(d)(e)	12,647,567	377,656
		4,524,012
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	245,000	33,825
Align Technology, Inc. (a)	1,000,000	22,790
Baxter International, Inc.	1,500,000	85,260
Becton, Dickinson & Co.	1,577,900	120,315
Boston Scientific Corp. (a)	363,000	5,688
Gen-Probe, Inc. (a)(e)	4,029,918	217,978
Insulet Corp.	581,100	8,612
Kinetic Concepts, Inc. (a)(d)	493,000	24,739
Medtronic, Inc. (d)	539,964	28,710
Palomar Medical Technologies, Inc. (a)	29,000	1,128
St. Jude Medical, Inc. (a)	834,200	35,612
Thoratec Corp. (a)(e)	5,297,765	104,949
Zimmer Holdings, Inc. (a)	205,970	18,138
		707,744
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,285,000	93,111
Healthways, Inc. (a)	830,000	38,695
Laboratory Corp. of America Holdings (a)	400,000	31,496
McKesson Corp.	1,480,000	93,432
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	6,360	$ 495
UnitedHealth Group, Inc.	3,551,400	194,510
		451,739
Health Care Technology - 0.9%
Cerner Corp. (a)(d)	2,075,320	117,899
Health Corp. (a)(e)	9,907,800	149,509
TriZetto Group, Inc. (a)	1,050,000	19,457
WebMD Health Corp. Class A (a)(d)	95,200	4,785
		291,650
Life Sciences Tools & Services - 2.2%
Affymetrix, Inc. (a)(d)(e)	6,671,290	173,320
Applera Corp.:
- Applied Biosystems Group	211,600	6,007
- Celera Genomics Group (a)	9,579,848	127,891
Caliper Life Sciences, Inc. (a)	1,359,700	6,255
Exelixis, Inc. (a)(e)	9,679,012	107,243
Illumina, Inc. (a)	2,630,639	85,838
Millipore Corp. (a)	1,605,000	120,006
Ventana Medical Systems, Inc. (a)	1,412,109	72,667
		699,227
Pharmaceuticals - 8.1%
Abbott Laboratories (d)	3,511,500	197,873
Allergan, Inc.	390,000	48,567
Bristol-Myers Squibb Co.	1,754,700	53,185
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	800,000	12,688
Elan Corp. PLC sponsored ADR (a)(d)	42,982,828	847,621
Eli Lilly & Co.	1,480,000	86,758
Forest Laboratories, Inc. (a)	30,000	1,521
Johnson & Johnson	3,538,300	223,868
Merck & Co., Inc.	3,665,100	192,234
Mylan Laboratories, Inc.	65,000	1,285
Nastech Pharmaceutical Co., Inc. (a)(d)	692,157	8,334
Pfizer, Inc.	1,551,000	42,637
Schering-Plough Corp.	4,182,600	136,938
Sepracor, Inc. (a)(d)(e)	10,592,884	515,873
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	$ 2,586
Wyeth	4,155,200	240,337
		2,612,305
TOTAL HEALTH CARE		9,286,677
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.1%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	340,000	16,483
Honeywell International, Inc.	1,365,000	79,047
Lockheed Martin Corp.	660,100	64,756
The Boeing Co.	1,965,000	197,659
		357,945
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,004,800	72,315
Airlines - 1.2%
AMR Corp. (a)	127,500	3,615
Copa Holdings SA Class A	1,575,000	99,682
Gol Linhas Aereas Inteligentes SA sponsored ADR	20,000	656
JetBlue Airways Corp. (a)(d)(e)	17,855,373	192,481
Ryanair Holdings PLC sponsored ADR (a)	20,000	826
Ryanair Holdings PLC warrants (UBS Warrante Programme) 2/25/08 (a)	3,230,000	46,243
Southwest Airlines Co.	2,728,515	39,045
UAL Corp. (a)	45,595	1,790
		384,338
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	962,900	45,459
Construction & Engineering - 0.1%
Fluor Corp.	220,000	22,902
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	9,645,000	207,078
Energy Conversion Devices, Inc. (a)(d)	1,079,025	37,097
First Solar, Inc.	50,000	3,402
Rockwell Automation, Inc.	290,000	19,735
		267,312
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.8%
3M Co.	560,000	$ 49,258
General Electric Co.	14,410,000	541,528
		590,786
Machinery - 0.8%
Caterpillar, Inc.	1,095,000	86,045
ITT Corp.	585,000	39,371
Pall Corp.	2,325,000	104,044
TurboChef Technologies, Inc. (a)(d)(e)	2,898,650	38,088
		267,548
Road & Rail - 0.4%
Norfolk Southern Corp.	410,000	23,731
Union Pacific Corp.	860,000	103,785
		127,516
TOTAL INDUSTRIALS		2,136,121
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 5.6%
Ciena Corp. (a)	10,628	365
Cisco Systems, Inc. (a)	11,417,600	307,362
Corning, Inc. (a)	2,063,000	51,575
F5 Networks, Inc. (a)(e)	2,994,723	243,351
Harris Corp.	55,000	2,746
Juniper Networks, Inc. (a)	1,805,000	44,060
Motorola, Inc.	865,000	15,734
Nokia Corp. sponsored ADR	1,270,000	34,773
Nortel Networks Corp. (a)	150,000	3,896
QUALCOMM, Inc.	8,473,400	363,933
Research In Motion Ltd. (a)	1,407,600	233,774
Riverbed Technology, Inc. (d)(e)	6,877,984	286,881
Sonus Networks, Inc. (a)(e)	25,249,570	218,914
		1,807,364
Computers & Peripherals - 5.0%
Apple, Inc. (a)	5,650,959	686,931
Dell, Inc. (a)	9,055,600	243,324
Hewlett-Packard Co.	370,000	16,913
International Business Machines Corp.	49,800	5,309
Lexmark International, Inc. Class A (a)	36,900	1,916
Network Appliance, Inc. (a)(d)	12,532,208	403,412
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	1,860,000	$ 81,003
Seagate Technology	120,000	2,471
Sun Microsystems, Inc. (a)	15,096,500	76,992
Synaptics, Inc. (a)(e)	2,605,552	82,231
		1,600,502
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	370,000	14,123
Color Kinetics, Inc. (a)(d)(e)	2,131,940	62,466
Itron, Inc. (a)	250,000	16,913
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	1,800,000	36,324
Mellanox Technologies Ltd. (e)	1,690,995	34,260
RAE Systems, Inc. (a)(d)	1,010,000	2,555
Sunpower Corp. Class A (a)(d)	342,000	18,266
Trimble Navigation Ltd. (a)	155,000	4,524
Universal Display Corp. (a)(d)(e)	3,475,330	54,250
		243,681
Internet Software & Services - 7.0%
Akamai Technologies, Inc. (a)	670,000	29,621
aQuantive, Inc. (a)	165,000	10,525
eBay, Inc. (a)	3,102,200	101,008
Google, Inc. Class A (sub. vtg.) (a)	3,622,448	1,803,073
Internap Network Services Corp. (a)	425,000	6,294
Internet Capital Group, Inc. (a)(e)	3,850,000	44,968
Omniture, Inc. (d)(e)	3,480,735	60,948
VeriSign, Inc. (a)	2,745,000	81,883
VistaPrint Ltd. (a)(e)	2,389,800	95,759
Yahoo!, Inc. (a)	801,340	22,998
		2,257,077
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	1,192,358	93,672
Fidelity National Information Services, Inc.	375,000	20,220
Isilon Systems, Inc. (d)	2,655,200	38,952
Mastercard, Inc. Class A	100,000	14,955
The Western Union Co.	1,025,000	23,011
		190,810
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	1,630,000	23,260
Altera Corp.	679,400	15,497
Analog Devices, Inc.	949,900	34,396
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	1,515,400	$ 28,944
ASML Holding NV (NY Shares) (a)	730,000	18,812
Atheros Communications, Inc. (a)(d)(e)	5,292,010	154,050
Atheros Communications, Inc. (a)(e)(f)	1,741,486	50,695
Broadcom Corp. Class A (a)	6,975,000	213,156
Cambridge Display Technologies, Inc. (a)(d)(e)	1,251,100	7,482
Cavium Networks, Inc. (a)	104,200	2,204
Cree, Inc. (a)(d)(e)	8,425,940	189,584
Cypress Semiconductor Corp. (a)(d)(e)	15,976,000	343,005
FEI Co. (a)(d)	1,743,100	64,669
Intel Corp.	10,970,800	243,223
International Rectifier Corp. (a)	201,300	7,293
KLA-Tencor Corp.	510,000	28,040
Linear Technology Corp.	625,800	22,460
Marvell Technology Group Ltd. (a)	3,188,310	50,120
Micron Technology, Inc. (a)	1,066,800	12,994
MIPS Technologies, Inc. (a)(e)	2,476,939	21,896
National Semiconductor Corp.	618,204	16,642
NVIDIA Corp. (a)	40,000	1,387
Power Integrations, Inc. (a)(e)	2,610,000	74,385
Rambus, Inc. (a)(d)(e)	7,165,000	135,275
Samsung Electronics Co. Ltd.	50,000	28,832
Silicon Laboratories, Inc. (a)	415,315	14,378
Spansion, Inc. Class A (a)	2,080,000	22,630
Texas Instruments, Inc.	3,921,000	138,647
Verigy Ltd.	206,519	5,909
Virage Logic Corp. (a)	330,790	2,375
Volterra Semiconductor Corp. (a)(d)	661,100	10,392
Xilinx, Inc.	1,225,100	34,891
		2,017,523
Software - 11.1%
Adobe Systems, Inc. (a)	2,718,236	119,820
Blackboard, Inc. (a)(d)(e)	2,828,200	116,380
Cognos, Inc. (a)	345,000	13,800
Electronic Arts, Inc. (a)	225,000	10,996
Microsoft Corp.	16,355,000	501,608
Nintendo Co. Ltd.	5,006,200	1,748,165
Oracle Corp. (a)	1,175,000	22,772
Red Hat, Inc. (a)(d)(e)	19,217,391	471,979
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)(d)(e)	11,398,344	$ 538,572
Symantec Corp. (a)	1,340,800	26,803
		3,570,895
TOTAL INFORMATION TECHNOLOGY		11,687,852
MATERIALS - 2.7%
Chemicals - 2.3%
Dow Chemical Co.	125,000	5,673
Minerals Technologies, Inc. (e)	1,257,600	79,996
Monsanto Co.	10,244,978	631,091
Potash Corp. of Saskatchewan, Inc.	196,200	13,920
The Mosaic Co.	720,000	25,294
		755,974
Metals & Mining - 0.4%
Barrick Gold Corp. (d)	2,192,500	63,718
Nucor Corp.	810,000	54,707
		118,425
TOTAL MATERIALS		874,399
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,310,000	95,495
Level 3 Communications, Inc. (a)	8,225,000	47,870
		143,365
Wireless Telecommunication Services - 0.1%
ALLTEL Corp.	145,000	9,935
Clearwire Corp. (d)	188,500	3,676
Sprint Nextel Corp.	324,449	7,414
Vodafone Group PLC sponsored ADR	32,952	1,036
		22,061
TOTAL TELECOMMUNICATION SERVICES		165,426
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	410,000	$ 31,980
TOTAL COMMON STOCKS (Cost $24,283,454)		32,136,104
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	25,641
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,000)		25,641
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.33% (b)	33,590,505	33,591
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	932,123,245	932,123
TOTAL MONEY MARKET FUNDS (Cost $965,714)		965,714
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $25,269,168)		33,127,459
NET OTHER ASSETS - (2.7)%		(857,144)
NET ASSETS - 100%		$ 32,270,315
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,336,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,028
Fidelity Securities Lending Cash Central Fund	5,266
Total	$ 7,294
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 27,832	$ 7,942	$ 747	$ -	$ 44,221
Affymax, Inc.	-	37,172	-	-	36,880
Affymetrix, Inc.	171,632	1,135	3,732	-	173,320
Alexion Pharmaceuticals, Inc.	141,596	15,666	-	-	176,876
Alkermes, Inc.	152,517	165	-	-	161,529
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amylin Pharmaceuticals, Inc.	$ 193,388	$ 255,730	$ 34,615	$ -	$ 480,256
Array Biopharma, Inc.	7,579	53,355	-	-	58,346
Atheros Communications, Inc.	119,739	762	-	-	154,050
Atheros Communications, Inc. (restricted)	39,601	-	-	-	50,695
BioMarin Pharmaceutical, Inc.	146,047	-	50,167	-	100,097
Blackboard, Inc.	-	91,313	-	-	116,380
Callaway Golf Co.	36,088	74,663	-	513	132,911
Cambridge Display Technologies, Inc.	7,256	-	-	-	7,482
Celgene Corp.	1,744,168	-	105,079	-	1,803,304
Cerner Corp.	235,558	9,232	156,776	-	-
Color Kinetics, Inc.	40,246	1,825	-	-	62,466
Cree, Inc.	152,845	12,704	-	-	189,584
CV Therapeutics, Inc.	56,967	15,139	-	-	62,530
Cypress Semiconductor Corp.	199,336	92,154	-	-	343,005
Exelixis, Inc.	82,051	1,622	-	-	107,243
F5 Networks, Inc.	267,051	40,052	75,511	-	243,351
FEI Co.	42,375	10,781	10,111	-	-
Gen-Probe, Inc.	214,696	-	18,441	-	217,978
GTx, Inc.	-	38,589	-	-	45,836
Health Corp. (formerly Emdeon Corp.)	108,774	33,829	18,828	-	149,509
Human Genome Sciences, Inc.	164,813	-	28,443	-	111,873
Immunomedics, Inc.	12,719	-	-	-	26,584
InterMune, Inc.	-	65,382	-	-	63,816
Internet Capital Group, Inc.	-	41,850	-	-	44,968
JetBlue Airways Corp.	239,365	3,752	-	-	192,481
Mellanox Technologies Ltd.	-	34,376	-	-	34,260
Minerals Technologies, Inc.	53,293	33,842	12,139	105	79,996
MIPS Technologies, Inc.	13,521	8,005	-	-	21,896
Momenta Pharmaceuticals, Inc.	54,000	4,410	1,960	-	42,261
Myriad Genetics, Inc.	75,001	65,194	17,482	-	152,061
Network Appliance, Inc.	819,380	24,791	312,679	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Omniture, Inc.	$ -	$ 55,885	$ -	$ -	$ 60,948
PDL BioPharma, Inc.	181,577	12,952	85,062	-	-
Power Integrations, Inc.	27,860	41,466	-	-	74,385
RAE Systems, Inc.	11,534	-	6,068	-	-
Rambus, Inc.	85,409	76,151	6,901	-	135,275
Red Hat, Inc.	332,637	2,284	-	-	471,979
Regeneron Pharmaceuticals, Inc.	134,982	-	-	-	140,818
Rigel Pharmaceuticals, Inc.	25,552	8,489	1,370	-	29,366
Riverbed Technology, Inc.	49,027	167,894	-	-	286,881
Saifun Semiconductors Ltd.	49,028	-	36,131	-	-
Salesforce.com, Inc.	436,290	9,981	-	-	538,572
Seattle Genetics, Inc.	28,007	2,046	-	-	55,850
Sepracor, Inc.	609,756	27,185	42,594	-	515,873
Sonus Networks, Inc.	158,567	-	-	-	218,914
Spansion, Inc. Class A	118,487	21,825	108,383	-	-
Stamps.com, Inc.	36,355	-	25,821	-	-
Sunesis Pharmaceuticals, Inc.	8,270	5,298	-	-	12,811
Synaptics, Inc.	71,807	3,038	-	-	82,231
Thoratec Corp.	77,434	696	-	-	104,949
TiVo, Inc.	54,466	1,132	-	-	60,844
Transition Therapeutics, Inc.	17,870	5,189	-	-	27,409
Trubion Pharmaceuticals, Inc.	13,454	4,136	-	-	17,233
TurboChef Technologies, Inc.	15,765	29,147	-	-	38,088
Universal Display Corp.	38,318	5,437	-	-	54,250
US Airways Group, Inc.	345,626	-	330,607	-	-
Ventana Medical Systems, Inc.	120,466	24,543	79,490	-	-
Vertex Pharmaceuticals, Inc.	529,922	21,731	-	-	377,656
Virage Logic Corp.	18,913	-	13,425	-	-
VistaPrint Ltd.	-	92,803	-	-	95,759
WebMD Health Corp. Class A	19,916	-	22,971	-	-
Total	$ 9,236,729	$ 1,694,740	$ 1,605,533	$ 618	$ 9,088,136
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Japan	5.4%
Ireland	2.8%
Canada	2.0%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $698,973,000 of which $570,828,000 and $128,145,000 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $910,791) - See accompanying schedule: Unaffiliated issuers (cost $17,792,701)	$ 23,073,609
Fidelity Central Funds (cost $965,714)	965,714
Other affiliated issuers (cost $6,510,753)	9,088,136
Total Investments (cost $25,269,168)		$ 33,127,459
Cash		57
Foreign currency held at value (cost $80)		80
Receivable for investments sold		167,793
Receivable for fund shares sold		29,814
Dividends receivable		41,529
Distributions receivable from Fidelity Central Funds		1,467
Prepaid expenses		76
Other receivables		1,449
Total assets		33,369,724

Liabilities
Payable for investments purchased	$ 111,806
Payable for fund shares redeemed	30,005
Accrued management fee	19,230
Other affiliated payables	5,508
Other payables and accrued expenses	737
Collateral on securities loaned, at value	932,123
Total liabilities		1,099,409

Net Assets		$ 32,270,315
Net Assets consist of:
Paid in capital		$ 24,748,312
Accumulated net investment loss		(2,930)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(332,688)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,857,621
Net Assets, for 423,823 shares outstanding		$ 32,270,315
Net Asset Value, offering price and redemption price per share ($32,270,315 ÷ 423,823 shares)		$ 76.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $618 earned from other affiliated issuers)		$ 133,666
Interest		163
Income from Fidelity Central Funds		7,294
Total income		141,123

Expenses
Management fee Basic fee	$ 85,804
Performance adjustment	26,047
Transfer agent fees	31,455
Accounting and security lending fees	1,087
Custodian fees and expenses	351
Independent trustees' compensation	49
Appreciation in deferred trustee compensation account	1
Registration fees	78
Audit	98
Legal	173
Interest	10
Miscellaneous	133
Total expenses before reductions	145,286
Expense reductions	(1,742)	143,544
Net investment income (loss)		(2,421)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	380,136
Other affiliated issuers	178,730
Foreign currency transactions	(299)
Total net realized gain (loss)		558,567
Change in net unrealized appreciation (depreciation) on: Investment securities	2,216,184
Assets and liabilities in foreign currencies	(686)
Total change in net unrealized appreciation (depreciation)		2,215,498
Net gain (loss)		2,774,065
Net increase (decrease) in net assets resulting from operations		$ 2,771,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,421)	$ (71,442)
Net realized gain (loss)	558,567	2,311,212
Change in net unrealized appreciation (depreciation)	2,215,498	851,030
Net increase (decrease) in net assets resulting from operations	2,771,644	3,090,800
Share transactions Proceeds from sales of shares	2,549,719	5,958,226
Cost of shares redeemed	(3,171,387)	(5,755,075)
Net increase (decrease) in net assets resulting from share transactions	(621,668)	203,151
Total increase (decrease) in net assets	2,149,976	3,293,951

Net Assets
Beginning of period	30,120,339	26,826,388
End of period (including accumulated net investment loss of $2,930 and accumulated net investment loss of $509, respectively)	$ 32,270,315	$ 30,120,339
Other Information Shares
Sold	36,011	91,202
Redeemed	(44,548)	(88,507)
Net increase (decrease)	(8,537)	2,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 69.66	$ 62.44	$ 53.80	$ 49.40	$ 39.35	$ 52.85
Income from Investment Operations
Net investment income (loss) D	(.01)	(.16)	(.18)	.08 G	(.01)	(.16)
Net realized and unrealized gain (loss)	6.49	7.38	8.90	4.32	10.06	(13.34)
Total from investment operations	6.48	7.22	8.72	4.40	10.05	(13.50)
Distributions from net investment income	-	-	(.08)	-	-	-
Net asset value, end of period	$ 76.14	$ 69.66	$ 62.44	$ 53.80	$ 49.40	$ 39.35
Total Return B, C	9.30%	11.56%	16.23%	8.91%	25.54%	(25.54)%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.97%	.96%	.84%	.85%	1.12%
Expenses net of fee waivers, if any	.95% A	.97%	.96%	.84%	.85%	1.12%
Expenses net of all reductions	.94% A	.96%	.94%	.82%	.83%	1.08%
Net investment income (loss)	(.02)% A	(.25)%	(.32)%	.15%	(.03)%	(.38)%
Supplemental Data
Net assets, end of period (in millions)	$ 32,270	$ 30,120	$ 26,826	$ 24,169	$ 22,381	$ 16,423
Portfolio turnover rate F	46% A	54%	50%	49%	47%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.18 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,177,040
Unrealized depreciation	(1,515,448)
Net unrealized appreciation (depreciation)	$ 7,661,592
Cost for federal income tax purposes	$ 25,465,867

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,072,252 and $7,700,609, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,064	5.43%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $5,266.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $101 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $9 and $1,194, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GCF-USAN-0707
1.786812.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,105.60	$ 4.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.84	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	1.8	3.0
Intel Corp.	1.3	1.7
Green Mountain Coffee Roasters, Inc.	1.2	0.3
Cisco Systems, Inc.	1.2	1.5
Apple, Inc.	1.2	0.5
Li & Fung Ltd.	1.1	1.2
Q-Cells AG	1.0	0.3
Brookdale Senior Living, Inc.	0.9	1.1
Chicago Mercantile Exchange Holdings, Inc. Class A	0.9	0.9
Cerner Corp.	0.9	0.8
	11.5
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	18.7
Health Care	17.3	13.9
Financials	14.4	18.8
Industrials	14.1	12.1
Consumer Discretionary	13.8	16.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.4%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	22.8%	** Foreign investments	23.9%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	20,900	$ 741
Automobiles - 0.4%
Renault SA (d)	26,100	3,731
Toyota Motor Corp. sponsored ADR	46,500	5,615
		9,346
Distributors - 1.1%
Li & Fung Ltd.	7,369,600	24,727
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR	152,700	7,171
Sotheby's Class A (ltd. vtg.)	92,000	4,367
		11,538
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	53,100	4,546
Ctrip.com International Ltd. sponsored ADR	94,300	7,205
Famous Dave's of America, Inc. (a)	230,000	4,904
Jamba, Inc. (a)(d)	410,000	4,121
Life Time Fitness, Inc. (a)	70,300	3,598
Red Robin Gourmet Burgers, Inc. (a)	207,100	8,891
Ruth's Chris Steak House, Inc. (a)	253,400	4,640
		37,905
Household Durables - 1.4%
D.R. Horton, Inc.	209,200	4,889
KB Home	73,300	3,364
Ryland Group, Inc.	105,100	4,856
Standard Pacific Corp.	153,700	3,277
Toll Brothers, Inc. (a)	110,500	3,241
Whirlpool Corp.	110,900	12,382
		32,009
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	186,000	3,298
Leisure Equipment & Products - 0.6%
MarineMax, Inc. (a)(d)	298,900	6,211
Pool Corp. (d)	205,400	8,411
		14,622
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)	173,200	15,117
Comcast Corp. Class A	339,400	9,303
Dow Jones & Co., Inc.	63,200	3,369
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. Class A (a)	103,100	$ 4,749
Omnicom Group, Inc.	53,500	5,634
The Walt Disney Co.	454,700	16,115
Time Warner, Inc.	483,100	10,324
		64,611
Multiline Retail - 1.3%
Kohl's Corp. (a)	65,100	4,903
Saks, Inc.	294,200	5,896
Sears Holdings Corp. (a)	35,300	6,355
Target Corp.	226,700	14,153
		31,307
Specialty Retail - 1.3%
Esprit Holdings Ltd.	478,200	5,888
Lowe's Companies, Inc.	329,900	10,827
OfficeMax, Inc.	105,200	4,723
Sports Direct International PLC	634,800	2,577
Zumiez, Inc. (a)(d)	145,900	5,632
		29,647
Textiles, Apparel & Luxury Goods - 2.7%
Carter's, Inc. (a)	613,900	16,649
Crocs, Inc. (a)	74,200	6,037
Louis Vuitton Moet Hennessy (LVMH)	49,300	5,819
NIKE, Inc. Class B	186,800	10,601
Polo Ralph Lauren Corp. Class A	60,600	5,910
Ports Design Ltd.	3,446,600	10,086
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	161,400	7,720
		62,822
TOTAL CONSUMER DISCRETIONARY		322,573
CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	71,550	2,740
Diageo PLC sponsored ADR (a)	112,100	9,572
Heineken NV (Bearer)	84,200	4,875
SABMiller PLC	202,700	4,824
		22,011
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
United Natural Foods, Inc. (a)	517,500	$ 14,164
X5 Retail Group NV unit (a)(f)	358,300	10,928
		25,092
Food Products - 3.2%
Bunge Ltd.	61,400	4,797
Corn Products International, Inc.	131,300	5,387
Cosan SA Industria E Comercio (a)	187,500	4,002
Green Mountain Coffee Roasters, Inc. (a)(d)(e)	407,800	27,588
Hain Celestial Group, Inc. (a)	382,000	10,925
Koninklijke Wessanen NV	396,486	6,471
Lindt & Spruengli AG	50	1,417
Marine Harvest ASA (a)	4,405,000	4,879
Nestle SA (Reg.)	23,228	9,054
		74,520
Household Products - 0.8%
Procter & Gamble Co.	293,200	18,633
Personal Products - 1.0%
Avon Products, Inc.	297,700	11,429
Physicians Formula Holdings, Inc.	166,100	2,874
Playtex Products, Inc. (a)	569,000	8,478
		22,781
TOTAL CONSUMER STAPLES		163,037
ENERGY - 6.6%
Energy Equipment & Services - 1.1%
Input/Output, Inc. (a)(d)	534,100	8,562
North American Energy Partners, Inc.	324,400	6,864
SBM Offshore NV	283,500	10,479
		25,905
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.	117,900	7,837
CONSOL Energy, Inc.	228,900	11,122
EOG Resources, Inc.	182,700	14,050
Evergreen Energy, Inc. (a)(d)	706,100	4,879
Lukoil Oil Co. sponsored ADR	88,300	6,645
Niko Resources Ltd.	60,100	5,463
Noble Energy, Inc.	273,400	17,303
OAO Gazprom sponsored ADR	160,300	5,843
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OJSC Rosneft unit (a)	821,200	$ 6,602
Plains Exploration & Production Co. (a)	290,095	15,352
Quicksilver Resources, Inc. (a)	180,300	8,022
Suncor Energy, Inc.	81,900	7,114
Ultra Petroleum Corp. (a)	135,200	8,299
XTO Energy, Inc.	155,400	9,015
		127,546
TOTAL ENERGY		153,451
FINANCIALS - 14.4%
Capital Markets - 2.2%
Charles Schwab Corp.	596,300	13,399
EFG International (a)	122,180	6,006
GFI Group, Inc. (a)(d)	74,800	5,573
Greenhill & Co., Inc. (d)	87,900	6,329
Julius Baer Holding AG (Bearer)	146,391	11,140
State Street Corp.	135,800	9,271
T. Rowe Price Group, Inc.	1,500	77
		51,795
Commercial Banks - 4.6%
BOK Financial Corp.	70,400	3,821
Boston Private Financial Holdings, Inc.	166,800	4,722
Cascade Bancorp	133,056	2,994
City National Corp.	47,100	3,647
Colonial Bancgroup, Inc.	192,600	4,861
Commerce Bancorp, Inc.	442,300	15,268
East West Bancorp, Inc.	124,300	5,039
Erste Bank AG	87,800	6,888
HSBC Holdings PLC sponsored ADR	102,325	9,520
Industrial & Commercial Bank of China	10,508,000	5,504
M&T Bank Corp.	51,700	5,709
Nara Bancorp, Inc.	129,398	2,078
PNC Financial Services Group, Inc.	185,400	13,683
Seacoast Banking Corp., Florida (d)	106,000	2,466
Standard Chartered PLC (United Kingdom)	402,637	13,632
UMB Financial Corp.	59,800	2,309
Zions Bancorp	55,000	4,425
		106,566
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.8%
Bank of America Corp.	320,400	$ 16,247
Chicago Mercantile Exchange Holdings, Inc. Class A	39,900	21,187
Citigroup, Inc.	215,000	11,715
Deutsche Boerse AG	20,200	4,782
Hong Kong Exchanges & Clearing Ltd.	462,000	5,156
NewStar Financial, Inc.	476,500	6,747
		65,834
Insurance - 2.6%
AFLAC, Inc.	182,400	9,642
Berkshire Hathaway, Inc. Class A (a)	124	13,577
China Life Insurance Co. Ltd. (H Shares)	1,834,000	5,672
IPC Holdings Ltd.	182,200	5,685
Prudential Financial, Inc.	136,600	13,936
The Chubb Corp.	206,900	11,353
		59,865
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	262,000	9,752
Move, Inc. (a)	643,700	2,704
		12,456
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	212,800	8,286
Fannie Mae	206,800	13,219
Freddie Mac	189,800	12,677
Hudson City Bancorp, Inc.	349,200	4,606
		38,788
TOTAL FINANCIALS		335,304
HEALTH CARE - 17.3%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	59,900	2,909
Alnylam Pharmaceuticals, Inc. (a)	199,500	3,272
Amgen, Inc. (a)	110,600	6,230
Amylin Pharmaceuticals, Inc. (a)	136,200	6,299
Celgene Corp. (a)	187,500	11,483
Cephalon, Inc. (a)	73,366	6,090
CSL Ltd.	128,400	9,483
CytRx Corp. (a)(d)	2,922,694	12,275
CytRx Corp. (a)(g)	140,610	532
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Diagnocure, Inc. (a)	987,400	$ 3,278
Genentech, Inc. (a)	72,300	5,767
Genomic Health, Inc. (a)(d)	309,200	5,349
Gilead Sciences, Inc. (a)	111,800	9,254
GTx, Inc. (a)	318,568	6,359
Memory Pharmaceuticals Corp. (a)	1,722,800	4,962
Myriad Genetics, Inc. (a)	68,700	2,615
OREXIGEN Therapeutics, Inc.	242,700	4,344
Vertex Pharmaceuticals, Inc. (a)	134,100	4,004
		104,505
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc. (a)	291,100	6,663
Becton, Dickinson & Co.	118,400	9,028
C.R. Bard, Inc.	130,200	10,990
Gen-Probe, Inc. (a)	96,100	5,198
Hologic, Inc. (a)	197,352	10,675
Inverness Medical Innovations, Inc. (a)	76,000	3,624
IRIS International, Inc. (a)(d)	333,834	4,600
Meridian Bioscience, Inc.	674,595	14,247
Mindray Medical International Ltd. sponsored ADR	247,500	7,054
Quidel Corp. (a)	505,500	7,426
Sirona Dental Systems, Inc.	154,600	5,357
ThermoGenesis Corp. (a)(d)(e)	5,396,168	14,624
		99,486
Health Care Providers & Services - 3.1%
Assisted Living Concepts, Inc. Class A (a)	545,100	6,214
Brookdale Senior Living, Inc.	468,000	22,094
Capital Senior Living Corp. (a)	611,000	6,794
Cross Country Healthcare, Inc. (a)	259,800	4,523
Dialysis Corp. of America (a)	272,654	2,975
Emeritus Corp. (a)	187,908	6,718
Healthways, Inc. (a)	153,000	7,133
Henry Schein, Inc. (a)	66,900	3,581
HMS Holdings Corp. (a)	263,800	5,411
LHC Group, Inc. (a)	227,133	6,669
		72,112
Health Care Technology - 0.9%
Cerner Corp. (a)(d)	368,600	20,940
Life Sciences Tools & Services - 2.3%
Affymetrix, Inc. (a)	296,000	7,690
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Applera Corp. - Celera Genomics Group (a)	390,600	$ 5,215
Covance, Inc. (a)	121,800	8,106
Illumina, Inc. (a)	59,600	1,945
Kendle International, Inc. (a)	97,300	3,360
Pharmaceutical Product Development, Inc.	203,800	7,439
PRA International (a)	166,861	3,851
QIAGEN NV (a)	730,700	12,721
Techne Corp. (a)	55,900	3,337
		53,664
Pharmaceuticals - 2.2%
Adams Respiratory Therapeutics, Inc. (a)	58,300	2,670
BioMimetic Therapeutics, Inc.	33,100	604
Elan Corp. PLC sponsored ADR (a)	251,200	4,954
Inspire Pharmaceuticals, Inc. (a)	324,400	1,924
Nexmed, Inc. (a)(d)(e)	6,399,067	10,878
Pfizer, Inc.	335,400	9,220
Sirtris Pharmaceuticals, Inc.	11,100	143
Wyeth	282,400	16,334
Xenoport, Inc. (a)	112,000	4,928
		51,655
TOTAL HEALTH CARE		402,362
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.9%
General Dynamics Corp.	149,300	11,980
Raytheon Co.	107,700	5,988
Rockwell Collins, Inc.	148,300	10,480
United Technologies Corp.	209,700	14,794
		43,242
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	233,900	12,673
Expeditors International of Washington, Inc.	142,000	6,200
Forward Air Corp.	110,600	3,762
Hub Group, Inc. Class A	294,316	10,884
UTI Worldwide, Inc.	410,700	11,495
		45,014
Commercial Services & Supplies - 2.7%
Clean Harbors, Inc.	315,900	14,844
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corrections Corp. of America (a)	302,350	$ 19,592
Fuel Tech, Inc. (a)	282,227	7,507
Monster Worldwide, Inc. (a)	190,300	8,984
Stericycle, Inc. (a)	27,900	2,544
Waste Management, Inc.	264,000	10,209
		63,680
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	220,300	8,583
Fluor Corp.	54,201	5,642
Infrasource Services, Inc. (a)	144,400	5,227
Quanta Services, Inc. (a)	231,600	6,950
Shaw Group, Inc. (a)	147,700	5,976
		32,378
Electrical Equipment - 3.6%
ABB Ltd. sponsored ADR	547,800	11,761
Carmanah Technologies Corp. (a)	1,918,400	4,269
Emerson Electric Co.	149,400	7,238
Energy Conversion Devices, Inc. (a)(d)	207,300	7,127
Evergreen Solar, Inc. (a)(d)	1,457,559	12,214
First Solar, Inc.	82,600	5,620
Q-Cells AG	276,800	23,092
SolarWorld AG (d)	98,800	9,027
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	101,000	3,426
		83,774
Industrial Conglomerates - 0.8%
3M Co.	136,500	12,007
Textron, Inc.	54,700	5,869
		17,876
Machinery - 0.6%
Kadant, Inc. (a)	179,600	5,361
Trinity Industries, Inc. (d)	97,650	4,509
Valmont Industries, Inc.	67,500	4,758
		14,628
Marine - 0.6%
American Commercial Lines, Inc. (a)	235,200	7,453
Kirby Corp. (a)	159,500	6,383
		13,836
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	86,000	$ 8,009
Landstar System, Inc.	142,500	6,934
		14,943
TOTAL INDUSTRIALS		329,371
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 3.2%
Acme Packet, Inc.	218,600	2,590
Ciena Corp. (a)	260,100	8,927
Cisco Systems, Inc. (a)	1,008,000	27,135
Comverse Technology, Inc. (a)	295,200	6,766
Corning, Inc. (a)	494,900	12,373
Harris Corp.	146,700	7,323
Juniper Networks, Inc. (a)	402,800	9,832
		74,946
Computers & Peripherals - 2.8%
Apple, Inc. (a)	221,500	26,926
EMC Corp. (a)	973,900	16,449
Intermec, Inc. (a)(d)	200,300	4,927
Network Appliance, Inc. (a)	125,600	4,043
Sun Microsystems, Inc. (a)	2,484,800	12,672
		65,017
Electronic Equipment & Instruments - 1.1%
FLIR Systems, Inc. (a)	119,600	4,947
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,676,400	11,849
Itron, Inc. (a)	51,800	3,504
Motech Industries, Inc.	406,328	5,129
		25,429
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	101,700	4,496
Blinkx PLC	417,600	411
Equinix, Inc. (a)	101,300	8,852
Google, Inc. Class A (sub. vtg.) (a)	83,400	41,512
LoopNet, Inc.	346,800	7,106
Omniture, Inc.	125,800	2,203
SAVVIS, Inc. (a)	139,300	6,991
Terremark Worldwide, Inc. (a)(d)	500,000	3,695
The Knot, Inc. (a)	259,600	4,922
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)	97,407	$ 3,903
Visual Sciences, Inc. (a)	288,400	4,692
		88,783
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	107,200	8,422
Fidelity National Information Services, Inc.	71,800	3,871
Mastercard, Inc. Class A	76,400	11,426
The Western Union Co.	455,300	10,221
		33,940
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	165,600	6,642
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp.	484,000	11,040
Analog Devices, Inc.	159,300	5,768
ARM Holdings PLC sponsored ADR	1,313,400	10,901
ASML Holding NV (NY Shares) (a)	378,600	9,757
FormFactor, Inc. (a)	120,800	4,805
Intel Corp.	1,352,000	29,974
Lam Research Corp. (a)	86,300	4,631
Maxim Integrated Products, Inc.	157,200	4,834
MEMC Electronic Materials, Inc. (a)	141,900	8,625
National Semiconductor Corp.	257,400	6,929
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	964,700	10,081
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	423,500	4,620
Volterra Semiconductor Corp. (a)(d)	363,600	5,716
		117,681
Software - 2.2%
Adobe Systems, Inc. (a)	242,900	10,707
Autonomy Corp. PLC (a)	417,600	6,392
Cognos, Inc. (a)	56,600	2,264
Nintendo Co. Ltd.	49,100	17,146
Quality Systems, Inc.	135,900	5,565
Salesforce.com, Inc. (a)	187,800	8,874
		50,948
TOTAL INFORMATION TECHNOLOGY		463,386
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.9%
Chemicals - 1.0%
ADA-ES, Inc. (a)	217,946	$ 4,786
Airgas, Inc.	159,300	6,793
Monsanto Co.	119,200	7,343
Zoltek Companies, Inc. (a)	128,500	4,838
		23,760
Metals & Mining - 1.6%
Arcelor Mittal	167,500	10,048
Carpenter Technology Corp.	35,500	4,706
Ivanhoe Mines Ltd. (a)	463,700	6,534
Olympic Steel, Inc.	86,700	2,909
Searchlight Minerals Corp. (a)	523,561	1,832
SouthGobi Energy Resources Ltd. (a)	19,200	90
Steel Dynamics, Inc.	229,200	10,749
		36,868
Paper & Forest Products - 0.3%
Stella-Jones, Inc.	137,100	6,025
TOTAL MATERIALS		66,653
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	226,800	9,376
Level 3 Communications, Inc. (a)	902,100	5,250
Qwest Communications International, Inc. (a)	1,022,900	10,526
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	327,200	6,335
Verizon Communications, Inc.	187,100	8,144
		39,631
Wireless Telecommunication Services - 0.7%
America Movil SA de CV Series L sponsored ADR	157,600	9,543
China Mobile (Hong Kong) Ltd. sponsored ADR	127,800	5,932
		15,475
TOTAL TELECOMMUNICATION SERVICES		55,106
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	555,400	13,180
Renewable Energy Corp. AS (d)	274,000	8,678
		21,858
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
YTL Corp. BHD	993,500	$ 2,602
TOTAL UTILITIES		24,460
TOTAL COMMON STOCKS (Cost $1,903,489)		2,315,703
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 5.33% (b)	4,566,312	4,566
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	67,936,975	67,937
TOTAL MONEY MARKET FUNDS (Cost $72,503)		72,503
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,975,992)		2,388,206
NET OTHER ASSETS - (2.5)%		(58,039)
NET ASSETS - 100%		$ 2,330,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,928,000 or 0.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $532,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CytRx Corp.	4/18/07	$ 605
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 347
Fidelity Securities Lending Cash Central Fund	486
Total	$ 833
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Green Mountain Coffee Roasters, Inc.	$ 7,926	$ 13,736	$ -	$ -	$ 27,588
Nexmed, Inc.	-	9,186	-	-	10,878
Thermogenesis Corp.	7,943	13,084	-	-	14,624
Total	$ 15,869	$ 36,006	$ -	$ -	$ 53,090
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.2%
Netherlands	3.2%
Canada	2.5%
United Kingdom	2.5%
Hong Kong	1.9%
Bermuda	1.8%
Switzerland	1.6%
Germany	1.6%
Taiwan	1.3%
Others (individually less than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,567) - See accompanying schedule: Unaffiliated issuers (cost $1,854,130)	$ 2,262,613
Fidelity Central Funds (cost $72,503)	72,503
Other affiliated issuers (cost $49,359)	53,090
Total Investments (cost $1,975,992)		$ 2,388,206
Cash		531
Receivable for investments sold		16,999
Receivable for fund shares sold		733
Dividends receivable		2,454
Distributions receivable from Fidelity Central Funds		149
Prepaid expenses		7
Other receivables		18
Total assets		2,409,097

Liabilities
Payable for investments purchased	$ 5,980
Payable for fund shares redeemed	3,130
Accrued management fee	1,441
Other affiliated payables	385
Other payables and accrued expenses	57
Collateral on securities loaned, at value	67,937
Total liabilities		78,930

Net Assets		$ 2,330,167
Net Assets consist of:
Paid in capital		$ 1,717,802
Undistributed net investment income		2,355
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		197,805
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		412,205
Net Assets, for 73,101 shares outstanding		$ 2,330,167
Net Asset Value, offering price and redemption price per share ($2,330,167 ÷ 73,101 shares)		$ 31.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 8,851
Special dividends		2,025
Interest		21
Income from Fidelity Central Funds		833
Total income		11,730

Expenses
Management fee Basic fee	$ 7,122
Performance adjustment	(69)
Transfer agent fees	1,977
Accounting and security lending fees	354
Custodian fees and expenses	89
Independent trustees' compensation	4
Registration fees	20
Audit	36
Legal	15
Interest	26
Miscellaneous	13
Total expenses before reductions	9,587
Expense reductions	(151)	9,436
Net investment income (loss)		2,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	207,680
Foreign currency transactions	21
Total net realized gain (loss)		207,701
Change in net unrealized appreciation (depreciation) on: Investment securities	23,952
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		23,941
Net gain (loss)		231,642
Net increase (decrease) in net assets resulting from operations		$ 233,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,294	$ (2,260)
Net realized gain (loss)	207,701	889,697
Change in net unrealized appreciation (depreciation)	23,941	(455,871)
Net increase (decrease) in net assets resulting from operations	233,936	431,566
Distributions to shareholders from net realized gain	(671,384)	-
Share transactions Proceeds from sales of shares	64,741	408,509
Reinvestment of distributions	620,140	-
Cost of shares redeemed	(372,406)	(1,795,913)
Net increase (decrease) in net assets resulting from share transactions	312,475	(1,387,404)
Total increase (decrease) in net assets	(124,973)	(955,838)

Net Assets
Beginning of period	2,455,140	3,410,978
End of period (including undistributed net investment income of $2,355 and undistributed net investment income of $61, respectively)	$ 2,330,167	$ 2,455,140
Other Information Shares
Sold	2,123	10,923
Issued in reinvestment of distributions	20,949	-
Redeemed	(12,117)	(48,773)
Net increase (decrease)	10,955	(37,850)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 39.51	$ 34.11	$ 30.71	$ 30.27	$ 23.97	$ 26.67
Income from Investment Operations
Net investment income (loss)	.03 H	(.03)	- L	(.05) I	- J, L	(.09)
Net realized and unrealized gain (loss) E	3.13	5.43	3.40	.50	6.30	(2.61)
Total from investment operations	3.16	5.40	3.40	.45	6.30	(2.70)
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	(10.79)	-	-	-	-	-
Total distributions	(10.79)	-	-	(.01)	-	-
Net asset value, end of period	$ 31.88	$ 39.51	$ 34.11	$ 30.71	$ 30.27	$ 23.97
Total Return B, C, D	10.56%	15.83%	11.07%	1.49%	26.28%	(10.12)%
Ratios to Average Net Assets F, K
Expenses before reductions	.82% A	.93%	.86%	.96%	.81%	1.07%
Expenses net of fee waivers, if any	.82% A	.93%	.86%	.96%	.81%	1.07%
Expenses net of all reductions	.81% A	.91%	.80%	.92%	.76%	1.02%
Net investment income (loss)	.20% A, H	(.07)%	(.01)%	(.18)%	.02%	(.38)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,330	$ 2,455	$ 3,411	$ 3,550	$ 3,621	$ 2,715
Portfolio turnover rate G	97% A	147%	120%	96%	97%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

I Investment income per share reflects a special dividend which amounted to $.03 per share.

J Investment income per share reflects a special dividend which amounted to $.02 per share.

K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund, which had been closed to most new accounts, was reopened on May 1, 2007. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its' affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund<s claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 451,207
Unrealized depreciation	(42,442)
Net unrealized appreciation (depreciation)	$ 408,765
Cost for federal income tax purposes	$ 1,979,441

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,127,666 and $1,482,270, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,521	5.40%	$ 22

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $486.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,624. The weighted average interest rate was 5.51%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $10 and $38, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-USAN-0707
1.786815.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 19, 2007